Commitments and contingencies (Details 4) (Co-operation agreement) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY
Future minimum payments
2015	$ 933	5,800
2016	933	5,800
2017	933	5,800
2018	933	5,800
2019	933	5,800
2020 and thereafter	11,513	71,567
Total payments	$ 16,178	100,567